Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-interest income
Banking	$ 51,920	$ 47,346	$ 49,347
Foreign exchange revenue	43,434	37,180	37,001
Custody and other administration services	15,232	13,845	12,868
Other non-interest income	4,795	5,610	4,818
Total non-interest income	198,107	183,859	183,975
Interest income
Interest and fees on loans	221,544	230,656	234,032
Deposits with banks and other	1,444	12,125	41,625
Total interest income	324,898	352,009	405,078
Interest expense
Deposits	15,490	25,116	51,486
Long-term debt	9,601	9,294	7,876
Securities sold under agreement to repurchase	0	0	14
Total interest expense	25,091	34,410	59,376
Net interest income before provision for credit losses	299,807	317,599	345,702
Provision for credit recoveries (losses)	3,128	(8,491)	184
Net interest income after provision for credit losses	302,935	309,108	345,886
Net gains (losses) on equity securities	85	658	925
Net realized gains (losses) on available-for-sale investments	(239)	1,220	1,624
Net gains (losses) on other real estate owned	(53)	(104)	(5)
Net other gains (losses)	(1,154)	(552)	223
Total other gains (losses)	(1,361)	1,222	2,767
Total net revenue	499,681	494,189	532,628
Non-interest expense
Salaries and other employee benefits	161,317	173,662	183,659
Technology and communications	63,843	65,156	62,633
Professional and outside services	21,400	21,263	27,952
Property	30,862	29,392	24,181
Indirect taxes	22,091	21,323	21,109
Non-service employee benefits expense	3,888	2,640	5,649
Marketing	4,561	4,443	8,050
Amortization of intangible assets	6,011	5,819	5,451
Other expenses	19,917	20,896	18,240
Total non-interest expense	333,890	344,594	356,924
Net income	162,668	147,217	177,075
Other comprehensive income (loss), net of taxes	(75,237)	37,417	61,430
Total comprehensive income (loss)	87,431	184,634	238,505
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	24,465	24,429	24,870
Foreign exchange revenue	9,660	9,166	10,613
Custody and other administration services	7,693	6,927	7,625
Other non-interest income	3,372	5,924	5,650
Total non-interest income	150,173	187,832	194,905
Interest income
Interest and fees on loans	116,031	123,774	132,104
Investments	44,663	52,135	68,721
Deposits with banks and other	2,056	3,109	9,156
Total interest income	162,750	179,018	209,981
Interest expense
Deposits	6,405	9,386	17,410
Long-term debt	9,601	9,294	7,876
Securities sold under agreement to repurchase	0	0	13
Total interest expense	16,006	18,680	25,299
Net interest income before provision for credit losses	146,744	160,338	184,682
Provision for credit recoveries (losses)	2,206	(8,750)	(3,088)
Net interest income after provision for credit losses	148,950	151,588	181,594
Net gains (losses) on equity securities	85	658	925
Net realized gains (losses) on available-for-sale investments	0	702	1,053
Net gains (losses) on other real estate owned	(84)	(104)	(5)
Net other gains (losses)	850	714	2
Total other gains (losses)	851	1,970	1,975
Total net revenue	299,974	341,390	378,474
Non-interest expense
Salaries and other employee benefits	62,405	69,521	77,923
Technology and communications	35,675	35,434	36,008
Professional and outside services	27,726	27,791	27,954
Property	9,586	9,092	6,927
Indirect taxes	15,906	15,633	15,355
Non-service employee benefits expense	4,493	3,462	5,879
Marketing	2,497	2,418	4,372
Amortization of intangible assets	169	169	169
Other expenses	9,502	9,896	9,260
Total non-interest expense	167,959	173,416	183,847
Net income before equity in undistributed earnings of subsidiaries	132,015	167,974	194,627
Equity in undistributed earnings of subsidiaries	30,653	(20,757)	(17,552)
Net income	162,668	147,217	177,075
Other comprehensive income (loss), net of taxes	(75,237)	37,417	61,430
Total comprehensive income (loss)	87,431	184,634	238,505
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	82,327	121,522	122,776
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 22,656	$ 19,864	$ 23,371